Note 13 - Commitments and Contingencies	3 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 05, 2018	Oct. 31, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
Note
13.
Commitments and Contingencies

Successor

Self-insurance

The Company’s automobile, general and workmen’s compensation insurance is partially self-insured. The general liability deductible was
$100,000
per claim as of
January 31, 2019
and
October 31, 2018.
The workmen’s compensation and automobile policies are fully-insured. The Successor and Predecessor had accrued
$4.9
million and
$3.2
million, as of
January 31, 2019
and
October 31, 2018,
respectively, for claims incurred but
not
reported and estimated losses reported, which is included in accrued expenses and other current liabilities in the accompanying consolidated balance sheets.

The Company offers employee health benefits via a partially self-insured medical benefit plan. Participant claims exceeding certain limits are covered by a stop-loss insurance policy. The Company contracts with a third
party administrator to process claims, remit benefits, etc. The third
party administrator requires the Company to maintain a bank account to facilitate the administration of claims. The account balance was
$0.3
million and
$0.3
million, as of
January 31, 2019
and
October 31, 2018,
respectively, and is included in cash and cash equivalents in the accompanying consolidated balance sheets.

Management has accrued
$1.5
million and
$1.0
million, as of
January 31, 2019
and
October 31, 2018,
respectively, for health claims incurred but
not
reported based on historical claims amounts and average lag time, which is included in accrued expenses and other current liabilities in the accompanying consolidated balance sheets.

Litigation

The Company is currently involved in certain legal proceedings and other disputes with third
parties that have arisen in the ordinary course of business. Management believes that the outcomes of these matters will not
have a material impact on the Company’s financial statements and does not
believe that any amounts need to be recorded for contingent liabilities in the Company’s consolidated balance sheets.

Letters of credit

The ABL Credit Agreement provides for up to
$7.5
million of standby letters of credit. As of
January 31, 2019,
total outstanding letters of credit totaled
$1.3
million, the vast majority of which had been committed to the Company’s general liability insurance provider.

Note
6
 — Commitments & Contingencies

Underwriting Agreement

The underwriters were entitled to an underwriting discount of
$0.20
per unit, or
$4.6
million in the aggregate, paid upon the closing of the Initial Public Offering. In addition,
$0.35
per unit, or
$8.05
million in the aggregate of deferred underwriting commissions were payable to the underwriters from the amounts held in the Trust Account upon consummation of the Business Combination, subject to the terms of the underwriting agreement. Industrea paid this amount on
December 6, 2018.

Reimbursement Agreement

In
February 2018,
Industrea entered into an expense reimbursement agreement (the “Reimbursement Agreement”) with the sellers of a potential Business Combination target (the “Sellers”). Discussions regarding the proposed transaction were terminated in
February 2018.
Pursuant to the terms of the Reimbursement Agreement, the Sellers agreed to reimburse Industrea for fees incurred, in connection with the transaction, from
December 19, 2017
and through the date of termination. During the
first
quarter of
2018,
Industrea received
$1,275,067
from the Sellers as the final settlement of amounts owed under the Reimbursement Agreement. The reimbursement amount was recorded as offset against general and administrative costs in the accompanying Statement of Operations for the period from
January 1, 2018
through ended
December 5, 2018.

Note
12.
Commitments and Contingencies

Incentive compensation plan:
The Company has an Incentive Compensation Plan that has been approved by the Board of Directors. The Plan establishes a cash bonus pool for eligible employees of the Company. The balance available for the cash bonus pool is established by meeting certain performance targets. As of
October 31, 2018
and
2017,
the Company accrued
$1,766,013
and
$2,131,945,
respectively, of bonuses payable under the Incentive Compensation Plan, which has been included in accrued payroll and payroll expenses in the accompanying consolidated balance sheets.

Self-insurance:
BB’s automobile, general and workmen’s compensation insurance is partially self- insured. As of
October 31, 2018,
the general liability deductible was
$100,000
per claim. Beginning in fiscal years
2010
and
2014,
the workmen’s compensation and automobile policies, respectively, were fully insured. As of
October 31, 2018
and
2017,
management has accrued
$3,151,989
and
$2,418,000,
respectively, for claims incurred but
not
reported and estimated losses reported, which is included in accrued expenses and other current liabilities in the accompanying consolidated balance sheets.

The Company offers employee health benefits via a partially self-insured medical benefit plan. Participant claims exceeding certain limits are covered by a stop-loss insurance policy. The Company contracts with a third
-party administrator to process claims, remit benefits, etc. The third
-party administrator requires the Company to maintain a bank account to facilitate the administration of claims. As of
October 31, 2018
and
2017,
the account balance was
$300,000
and
$234,167,
respectively, and is included in cash in the accompanying consolidated balance sheets. As of
October 31, 2018
and
2017,
management has accrued
$957,584
and
$737,000,
respectively, for health claims incurred but
not
reported based on historical claims amounts and average lag time, which is included in accrued expenses and other current liabilities in the accompanying consolidated balance sheets.

Litigation:
The Company is currently involved in certain legal proceedings and other disputes with third
parties that have arisen in the ordinary course of business. Management has reviewed these issues to determine if reserves are required for losses that are probable to materialize and reasonable to estimate the amount of loss in accordance with ASC
450,
Contingencies (ASC
450
)
. Management evaluates such reserves, if any, based upon several criteria, including the merits of each claim, settlement discussions, advice of outside counsel, as well as indemnification of amounts expended by the Company’s insurers or others, if any. Management and corporate counsel believe that the outcomes of the legal actions will not
have a material impact and do
not
believe that any amounts need to be recorded for contingent liabilities in the consolidated balance sheets.

Life insurance:
BB is the owner and beneficiary of term life insurance policies on the lives of its key employees. As of
October 31, 2018,
2017
and
2016,
the aggregate face value of the policies was
$6,000,000,
$4,000,000,
and
$10,000,000,
respectively. The policies do
not
have a cash surrender value.

Letters of credit:
The Revolver provides for up to
$5,000,000
of standby letters of credit. As of
October 31, 2018
and
2017,
approximately,
$882,999
and
$48,000,
respectively, had been committed to the Company’s general liability insurance provider.

Operating leases:
The Company leases facilities, equipment and vehicles under non-cancelable operating leases with various expiration dates through
August 2023.
Monthly lease payments range from
$543
to
$8,903.
Total rental expense for the years ended
October 31, 2018,
2017
and
2016,
was
$4,836,742,
$2,807,484
and
$1,869,973,
respectively, which also includes the Company’s month-to-month leases.

The following is a summary of future minimum lease payments for the years ended
October 31:

2019	1,971,150
2020	1,201,642
2021	812,929
2022	577,269
2023	323,458
Thereafter	202,597
$5,089,045

Capital leases:
BB entered into
two
capital leases for land and buildings in Georgia and South Carolina during fiscal year
2015.
The terms of the Georgia and South Carolina leases are
123
and
120
months, respectively, and contain purchase options that
may
be exercised at any time during the lease. The purchase price payable upon exercise of the purchase options is equal to the fair value of the leased assets less the amount of rent paid to date. The purchase price at the end of the lease is insignificant and, therefore, the leased assets are considered to transfer ownership at the end of the lease.

The land and buildings and related liabilities under the capital leases were recorded at the time of the lease at the lesser of the present value of the future payments due under the leases or the fair value of the leased assets. The amount of land and buildings and capital lease obligation originally recorded under the capital leases was
$909,250.
The capital lease obligation recorded as of
October 31, 2018
and
2017
was
$829,934
and
$731,829,
respectively. The net book value of the leased assets as of
October 31, 2018
and
2017
was
$652,752
and
$851,619,
respectively.

Camfaud also enters into capital leases for operating equipment. The capital lease obligation recorded as of
October 31, 2017,
was
$113,962.
The net book value of the leased assets as of
October 31, 2017,
was
$135,452.
Camfaud did
not
have a capital lease obligation as of
October 31, 2018.

Future payments of capital lease obligations, together with the present value of those future payments are as follows:

Fiscal years ending October 31:
2019	$108,081
2020	110,394
2021	112,776
2022	115,229
2023	117,756
Thereafter	173,638
Total minimum lease payments	737,874

Less the amount representing interest	(85,122)
Present value of minimum lease payments	$652,752